Lease (Details Narrative)	12 Months Ended
Nov. 30, 2021 USD ($)
Lease
Operating Lease Cost	$ 115,784
Net Cash Lease Payments	134,843
Relief Fund Offset	34,709
Lease Payments	$ 169,552